Foreign currency assets and liabilities (Details) - ARS ($) $ / shares in Units, $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Trade and other receivables	$ 403,346	$ 414,371
Derivative financial instruments	6,724	22,893
Cash and cash equivalents	114,635	144,660
Trade and other payables	50,585	45,532
Total provisions	$ 26,174	27,237
New Israel Shekel [Member] | Provisions [member]
Statement [Line Items]
Amount of foreign currency	$ 83.976
Prevailing exchange rate	$ 241.90
Cash and cash equivalents	$ 20,314	20,568
Brazilian Reais [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency	$ 63.506
Prevailing exchange rate	$ 178.00
Trade and other payables	$ 11,304	0
US Dollar [Member] | Lease Liabilities
Statement [Line Items]
Amount of foreign currency	$ 14.685
Prevailing exchange rate	$ 912.00
Trade and other payables	$ 13,393	12,182
US Dollar [Member] | Trade and other payable related parties
Statement [Line Items]
Amount of foreign currency	$ 10.013
Prevailing exchange rate	$ 912.00
Trade and other payables	$ 9,132	71
US Dollar [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency	$ 68.316
Prevailing exchange rate	$ 912.00
Trade and other payables	$ 62,304	41,214
Uruguayan pesos [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency	$ 71.141
Prevailing exchange rate	$ 23.01
Trade and other payables	$ 1,637	45
Euros [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.010
Prevailing exchange rate	$ 973.18
Trade and other receivables	$ 10	85
Euros [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency	$ 0
Prevailing exchange rate	$ 0
Trade and other payables	$ 0	4
Bolivian pesos [Member] | Trade and other payable related parties
Statement [Line Items]
Amount of foreign currency	$ 0.340
Prevailing exchange rate	$ 132.25
Trade and other payables	$ 45	0
Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 0.411
Prevailing exchange rate	$ 168.00
Cash and cash equivalents	$ 69	0
Cash and cash equivalents [member] | Guaranies [Member]
Statement [Line Items]
Amount of foreign currency	$ 50.000
Prevailing exchange rate	$ 0.12
Cash and cash equivalents	$ 6	0
Cash and cash equivalents [member] | New Israel Shekel [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.004
Prevailing exchange rate	$ 241.90
Cash and cash equivalents	$ 1	97
Cash and cash equivalents [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 58.262
Prevailing exchange rate	$ 909.00
Cash and cash equivalents	$ 52,960	43,142
Cash and cash equivalents [member] | Pounds [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.003
Prevailing exchange rate	$ 1,148.52
Cash and cash equivalents	$ 3	4
Cash and cash equivalents [member] | Euros [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.005
Prevailing exchange rate	$ 973.18
Cash and cash equivalents	$ 5	7
Cash and cash equivalents [member] | Chilenean pesos [Member]
Statement [Line Items]
Amount of foreign currency	$ 2,328.866
Prevailing exchange rate	$ 0.97
Cash and cash equivalents	$ 2,259	0
Trade And Other Receivable | Brazilian Reais [Member]
Statement [Line Items]
Amount of foreign currency	$ 16.071
Prevailing exchange rate	$ 168.00
Derivative financial instruments	$ 2,700	0
Trade And Other Receivable | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 91.536
Prevailing exchange rate	$ 909.00
Trade and other receivables	$ 83,206	79,110
Trade And Other Receivable | Uruguayan pesos [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.913
Prevailing exchange rate	$ 23.01
Trade and other receivables	$ 21	4
Investment in financial assets related parties [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 2.174
Prevailing exchange rate	$ 912.00
Investment in financial assets	$ 1,983	0
Trade and other receivables related parties [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 20.979
Prevailing exchange rate	$ 912.00
Trade and other receivables related parties	$ 19,133	19,446
Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency	$ 0
Prevailing exchange rate	$ 0
Investment in financial assets	$ 0	680
Investment in financial assets [member] | New Israel Shekel [Member]
Statement [Line Items]
Amount of foreign currency	$ 3.857
Prevailing exchange rate	$ 241.90
Investment in financial assets	$ 933	1,297
Investment in financial assets [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 114.601
Prevailing exchange rate	$ 909.00
Investment in financial assets	$ 104,172	86,793
Investment in financial assets [member] | Pounds [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.703
Prevailing exchange rate	$ 1,148.52
Investment in financial assets	$ 807	881
Derivative Financial Instruments [Member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 1.591
Prevailing exchange rate	$ 909.00
Derivative financial instruments	$ 1,446	7,888
Borrowings [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 650.838
Prevailing exchange rate	$ 912.00
Borrowings	$ 593,564	689,641
Borrowings with related parties [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.741
Prevailing exchange rate	$ 912.00
Borrowings with related parties	$ 676	1,159
Derivative financial liabilities [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.198
Prevailing exchange rate	$ 912.00
Derivative financial instruments	$ 181	394
Foreign currency Assets [member]
Statement [Line Items]
Trade and other receivables	105,070	98,645
Investment in financial assets	107,895	89,651
Derivative financial instruments	1,446	7,888
Cash and cash equivalents	55,319	43,254
Total Assets	269,730	239,438
Foreign currency Liabilities [member]
Statement [Line Items]
Trade and other payables	84,422	41,334
Borrowings	594,240	690,800
Total lease liabilities	13,393	12,182
Total provisions	20,314	20,568
Derivative financial liabilities	181	394
Total Liabilities	$ 712,550	765,278
Cash And Cash Equivalent [Member] Urguayan Pesos [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.695
Prevailing exchange rate	$ 23.01
Cash and cash equivalents	$ 16	$ 4